SUPPLEMENT DATED APRIL 27, 2009

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I.	The address of the Securities and Exchange Commission is 100 F Street, N.E., Washington, D.C. 20549.

II.
Pursuant to a shareholder vote on April 1, 2009, at the close of business on April 24, 2009, JPMorgan Bond Portfolio merged with and into JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Small Company Portfolio merged with and into JPMorgan Insurance Trust Small Cap Equity Portfolio and JPMorgan U.S. Large Cap Core Equity Portfolio merged with and into JPMorgan Insurance Trust Diversified Equity Portfolio.  JPMorgan Insurance Trust Small Cap Equity Portfolio changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio.  JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan Insurance Trust U.S. Equity Portfolio.  The adviser is JPMorgan Investment Advisors Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.